Schedule H, line 4i–Schedule of Assets (Held at End of Year) (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Entity tax identification number	74-1828067
Plan number	002
Participant loans	$ 50,513,573
Total current value	$ 3,919,903,408
Minimum [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Participant loans, interest rate	4.25%
Maximum [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Participant loans, interest rate	9.50%
Total Common/Collective Trusts [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	$ 1,172,896,948
Total Mutual Funds [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	1,142,820,062
Investment, Identifier [Axis]: American Funds EUPAC Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	203,593,412
Investment, Identifier [Axis]: American Funds Growth Fund of America [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	263,050,496
Investment, Identifier [Axis]: BlackRock LifePath Index 2030 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	56,936,708
Investment, Identifier [Axis]: BlackRock LifePath Index 2035 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	86,863,677
Investment, Identifier [Axis]: BlackRock LifePath Index 2040 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	87,863,625
Investment, Identifier [Axis]: BlackRock LifePath Index 2045 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	84,149,740
Investment, Identifier [Axis]: BlackRock LifePath Index 2050 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	81,066,500
Investment, Identifier [Axis]: BlackRock LifePath Index 2055 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	64,219,375
Investment, Identifier [Axis]: BlackRock LifePath Index 2060 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	49,911,177
Investment, Identifier [Axis]: BlackRock LifePath Index 2065 Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	21,022,285
Investment, Identifier [Axis]: BlackRock LifePath Index Retirement Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	50,795,035
Investment, Identifier [Axis]: BlackRock Liquidity Funds FedFund Cash Reserve Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	1,169,488
Investment, Identifier [Axis]: Emerald Growth Institutional Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	70,764,328
Investment, Identifier [Axis]: Invesco Diversified Dividend Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	89,981,283
Investment, Identifier [Axis]: Putnam Large Cap Value Trust [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	7,961,744
Investment, Identifier [Axis]: Putnam Stable Value Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	125,050,280
Investment, Identifier [Axis]: Retirement Bank Account [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	50,571,948
Investment, Identifier [Axis]: Self-directed investments [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	1,085,385,510
Investment, Identifier [Axis]: State Street S&P 500 Index Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	403,246,349
Investment, Identifier [Axis]: Valero Energy Corporation [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	417,715,367
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Institutional Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	160,609,327
Investment, Identifier [Axis]: Vanguard PRIMECAP Fund Admiral Shares [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	253,454,998
Investment, Identifier [Axis]: Victory Pioneer Bond Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	100,196,730
Investment, Identifier [Axis]: Victory Small Cap Value Collective Fund [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
Current value	$ 53,810,453